SIGNIFICANT ACCOUNTING POLICIES - OUT OF PERIOD ADJUSTMENTS (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Total Revenues	$ (1,842)	$ 2,216	$ 4,297	$ 5,034	$ 318	$ 5,714	$ 220	$ 3,567	$ 9,705	$ 9,819	$ 15,640
Benefits and other deductions	1,727	$ 2,246	$ 2,721	$ 2,580	1,384	$ 2,375	$ 1,973	$ 2,437	9,274	8,169	9,525
Income tax expense (benefit)									(113)	186	1,695
Earnings (loss) from operations, before income taxes									431	1,650	6,115
Net earnings (loss)									544	1,464	4,420
Equity	$ 16,416				$ 17,595				16,416	17,595	18,108
Change in Estimates | Initial Fee Liability Amortization and Cost of Insurance | Universal Life and Investment Type Products
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Total Revenues									(4)	(112)
Benefits and other deductions									40	(51)
Income tax expense (benefit)									38
Income (loss) attributable to noncontrolling interest									(27)
Earnings (loss) from operations, before income taxes									(44)	(61)
Net earnings (loss)									$ 67	$ (40)	73
Equity											$ 1